S-K 1603(a)(7) Sponsor Controlling Persons	Dec. 15, 2025
Michael Cam Phung [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Michael Cam-Phung